SHARE-BASED PAYMENT (Tables)	12 Months Ended
Feb. 28, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions used to value option grants
	Year Ended February 28,
	2014	2013
Expected dividends	0%	0%
Expected term (in years)	3.23	3.50
Weighted-average volatility	70%	63%
Risk-free rate	0.82%	0.37 - 0.75%

Assumptions used to value option exchange
	Pre-modification	Post-modification
Weighted-average exercise price	$2.40	$0.42
Expected term (in years)	3.00	2.00
Weighted-average volatility	70%	70%
Risk-free rate	0.79%	0.39%
Expected dividends	0%	0%

Effect on results of operations of recording share-based compensation expense
	Year Ended February 28,
	2014	2013
Selling and marketing	$1,047,103	$1,594,565
Technology and development	749,207	1,069,186
General and administrative	968,359	2,437,132
Total stock option and warrant expense	$2,764,669	$5,100,883

Summary of activity for stock options
	Number of options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Options outstanding at February 28, 2012	20,153,219	$2.09	4.07
Granted	3,326,668	1.35
Exercised	(602,092)	0.51
Cancelled	-	-
Forfeited or expired	(5,503,863)	2.31
Options outstanding at February 28, 2013	17,373,932	2.00	2.99
Granted	6,882,762	0.35
Exercised	-	-
Cancelled	(5,388,549)	2.39
Forfeited or expired	(4,815,167)	2.09
Options outstanding at February 28, 2014	14,052,978	$1.02	2.90

Options exercisable at February 28, 2014	8,589,996	$1.44	1.74

Estimated fair values of stock warrant awards issued to service providers and employees
	Year Ended February 28,
	2014	2013
Expected dividends	0%	0%
Expected term (in years)	5.00	3.0 - 5.0
Weighted-average volatility	70%	63.4%
Risk-free rate	1.06%	0.37 - .077%

Summary of activity for warrants
	Number of Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Warrants outstanding at February 28, 2012	10,787,641	$1.86	2.80
Granted	10,222,330	0.82
Exercised	(1,000,000)	1.00
Forfeited and expired	(838,867)	2.48
Warrants outstanding at February 28, 2013	19,171,104	1.32	3.53
Granted	8,740,668	0.61
Exercised	-	-
Forfeited and expired	(725,616)	1.83
Warrants outstanding at February 28, 2014	27,186,156	$1.06	3.40

Warrants exercisable at February 28, 2014	26,477,822	$1.07	3.40

Summary shares of common stock reserved for future issuance
Number of Shares
Stock options outstanding	14,052,978
Warrants outstanding	27,186,156
Stock options available for future grant	3,632,602
Common stock reserved for future issuance	44,871,736